Partners' Equity	6 Months Ended
Jun. 30, 2022
Partners' Equity
Partners' Equity

6. Partners’ Equity

The Partnership’s cash distributions for the six months ended June 30, 2022 are presented in the following table:

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 26, 2022	Common	$0.01	February 9, 2022	522
February 25, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2022	7,112
April 27, 2022	Common	$0.01	May 11, 2022	522
May 12, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2022	6,898
			Total	$15,054

In the six months ended June 30, 2022, under the Partnership’s preference unit repurchase programme established in March 2021 and covering the period March 11, 2021 to March 31, 2023, GasLog Partners repurchased and cancelled 80,600 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series A Preference Units”), 312,791 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series B Preference Units”) and 346,050 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series C Preference Units”). The aggregate amount paid during the period for repurchases of preference units was $18,742, including commissions.

On April 1, 2022, GasLog Partners issued 33,700 common units in connection with the vesting of 19,638 Restricted Common Units (“RCUs”) and 14,062 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “2015 Plan”). On June 30, 2022, GasLog Partners issued 101,964 common units in connection with the vesting of 50,982 RCUs and 50,982 PCUs under its 2015 Plan. During this period, the Partnership also issued 2,769 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest for net proceeds of $16.